CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 22,164	$ 25,047	$ 44,054	$ 46,173
Cost of revenues	6,989	7,707	13,781	15,358
Gross profit	15,175	17,340	30,273	30,815
Operating expenses:
Research and development costs, net	7,326	10,752	14,475	21,246
Sales and marketing	7,911	10,522	15,701	21,409
General and administrative	3,304	17,558	6,206	21,518
Total operating expenses	18,541	38,832	36,382	64,173
Operating loss	(3,366)	(21,492)	(6,109)	(33,358)
Financial and other income, net	489	985	1,029	1,779
Loss before income tax expenses	(2,877)	(20,507)	(5,080)	(31,579)
Tax expenses	479	225	786	515
Net Loss	$ (3,356)	$ (20,732)	$ (5,866)	$ (32,094)
Basic net loss per share	$ (0.09)	$ (0.55)	$ (0.16)	$ (0.85)
Diluted net loss per share	$ (0.09)	$ (0.55)	$ (0.16)	$ (0.85)
Weighted average number of shares used in computing basic net loss per share (shares)	38,712,407	37,743,328	38,562,065	37,583,412
Weighted average number of shares used in computing diluted net loss per share (shares)	38,712,407	37,743,328	38,562,065	37,583,412